Note 4 - Fair Value Measurements (Details Textual) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Derivative Instrument, Shares of Common Stock Held	251,422
Derivative Instrument, Common Shares Held, Per Share	$ 22.37
General and Administrative Expense [Member]
Derivative, Gain on Derivative	$ 4.0	$ 1.2	$ 1.1